UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2025

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.

(a)

Efficient Market Portfolio Plus ETF Ticker: EMPB Listed on: NYSE Arca, Inc.	November 30, 2025 Annual Shareholder Report https://nextgenemp.com/

This annual shareholder report contains important information about the Efficient Market Portfolio Plus ETF (the “Fund”) for the period of December 11, 2024 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://nextgenemp.com/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$206	1.96%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

PERFORMANCE
Since Inception (12/11/2024)
Efficient Market Portfolio Plus ETF - NAV	16.47%
Solactive GBS Global Markets All Cap USD Index	16.98%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://nextgenemp.com/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the reporting period, the Fund delivered positive absolute performance while maintaining its core objective of controlling downside risk across varying market environments. The strategy remained disciplined and systematic, seeking to capture equity market participation while mitigating exposure during periods of heightened volatility or deteriorating market conditions.

The Fund’s results reflect the effectiveness of its risk-managed approach, particularly during periods when traditional equity markets experienced increased dispersion and sensitivity to macroeconomic developments. While market leadership shifted and volatility periodically increased, the Fund focused on preserving capital and generating consistent returns rather than maximizing exposure to any single market regime.

The period was marked by persistent inflation, elevated interest rates, and ongoing uncertainty surrounding monetary policy. Equity markets were sensitive to economic data releases, central bank communications, and shifts in investor expectations regarding growth and interest rates. While economic conditions showed signs of slowing, the labor market remained resilient, contributing to fluctuating
Annual Shareholder Report: November 30, 2025

Efficient Market Portfolio Plus ETF Ticker: EMPB Listed on: NYSE Arca, Inc.	November 30, 2025 Annual Shareholder Report https://nextgenemp.com/

market sentiment. These macroeconomic factors led to periods of increased volatility and uneven market leadership, challenging fully invested equity strategies.

The Fund’s adaptive strategy responded to changing market conditions by adjusting equity exposure based on observed risk signals rather than economic forecasts. As a result, the Fund generally experienced less volatility and smaller drawdowns during periods of market stress compared to broad equity benchmarks, while still participating in market advances when conditions were favorable.

KEY FUND STATISTICS (as of Period End)
Net Assets	$21,124,318	Portfolio Turnover Rate*	277%
# of Portfolio Holdings	17	Advisory Fees Paid	$102,822
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

INVESTMENT WEIGHTING - LONG (as a % of Net Assets)
U.S. Equity ETFs	79.3%
U.S. Treasury ETFs	12.7%
Global Equity ETFs	8.3%
Liabilities in Excess of Other Assets	(0.3)%

TOP LONG HOLDINGS (as a % of Net Assets)
State Street Health Care Select Sector SPDR ETF	13.8%
State Street Materials Select Sector SPDR ETF	13.2%
ProShares UltraShort 20+ Year Treasury	12.7%
ARK Innovation ETF	11.4%
State Street SPDR S&P Retail ETF	10.6%
iShares U.S. Home Construction ETF	10.5%
Invesco QQQ Trust Series 1	10.0%
VanEck Semiconductor ETF	9.8%
Global X Uranium ETF	8.3%
Material Fund Changes
This is a summary of certain changes to the Fund since December 11, 2024. For more complete information, you may review the Fund’s current prospectus, dated December 4, 2024, as supplemented April 29, 2025, at https://nextgenemp.com/. You may request a copy of the Fund’s prospectus by calling (215) 330-4476.
Effective April 29, 2025, the Fund’s fee and expense table was revised to update the “Dividend and Interest Expenses on Securities Sold Short” estimate from 0.84% to 0.48% and the “Acquired Fund Fees and Expenses” estimate from 0.37% to 0.34%. As a result, the Fund’s “Total Annual Operating Expenses” was updated from 2.21% to 1.82%.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://nextgenemp.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2025

(a) Not Applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2025
(a) Audit Fees	$8,750
(b) Audit-Related Fees	N/A
(c) Tax Fees	$2,250
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF INVESTMENTS
November 30, 2025

EXCHANGE TRADED FUNDS - 100.3%	Shares		Value
ARK Innovation ETF (a)(b)	30,102		$2,398,527
Global X Uranium ETF (b)	38,859		1,759,536
Invesco QQQ Trust Series 1 (b)	3,400		2,105,450
iShares U.S. Home Construction ETF (b)	21,332		2,216,608
ProShares UltraShort 20+ Year Treasury (b)	81,109		2,683,897
State Street Health Care Select Sector SPDR ETF (b)	18,552		2,924,723
State Street Materials Select Sector SPDR ETF	31,262		2,794,823
State Street SPDR S&P Retail ETF (b)	26,440		2,230,214
VanEck Semiconductor ETF (a)(b)	5,883		2,072,463
TOTAL EXCHANGE TRADED FUNDS (Cost $19,368,905)			21,186,241

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (c)
First American Government Obligations Fund - Class X, 3.92% (d)	8,086		8,086
TOTAL MONEY MARKET FUNDS (Cost $8,086)			8,086

TOTAL INVESTMENTS - 100.3% (Cost $19,376,991)			$21,194,327
Liabilities in Excess of Other Assets - (0.3)% (e)		(0.00331)	(70,009)
TOTAL NET ASSETS - 100.0%			$21,124,318

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for securities sold short. The fair value of assets committed as collateral as of November 30, 2025 is $10,210,778.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(e)	Includes cash of $10,570,409 that is pledged as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

1

EFFICIENT MARKET PORTFOLIO PLUS ETF
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2025

EXCHANGE TRADED FUNDS - (50.4)%	Shares	Value
iShares U.S. Telecommunications ETF	(24,457)	$(801,456)
State Street Consumer Discretionary Select Sector SPDR ETF	(4,465)	(1,055,794)
State Street Industrial Select Sector SPDR ETF	(6,891)	(1,059,078)
State Street SPDR S&P Metals & Mining ETF	(27,729)	(2,692,209)
State Street SPDR S&P Oil & Gas Exploration & Production ETF	(21,115)	(2,829,832)
State Street Utilities Select Sector SPDR ETF	(12,025)	(1,089,826)
Vanguard Consumer Staples ETF	(5,138)	(1,110,013)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $10,241,026)		(10,638,208)

TOTAL SECURITIES SOLD SHORT - (50.4)% (Proceeds $10,241,026)		$(10,638,208)

(b) Not applicable

The accompanying notes are an integral part of these financial statements.

2

EFFICIENT MARKET PORTFOLIO PLUS ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2025

ASSETS:
Investments, at value (See Note 2)	$21,194,327
Deposit at broker for other investments	10,570,409
Receivable for fund shares sold	5,867,520
Interest receivable	15,549
Dividends receivable	27
Total assets	37,647,832

LIABILITIES:
Securities sold short, at value (See Note 2)	10,638,208
Payable for investments purchased	5,872,808
Payable to adviser (See note 3)	12,457
Interest payable	41
Total liabilities	16,523,514
NET ASSETS	$21,124,318

NET ASSETS CONSISTS OF:
Paid-in capital	$20,564,077
Total distributable earnings	560,241
Total net assets	$21,124,318

Net assets	$21,124,318
Shares issued and outstanding(a)	720,000
Net asset value per share	$29.34

COST:
Investments, at cost	$19,376,991

PROCEEDS:
Securities sold short proceeds	$10,241,026

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2025(a)

INVESTMENT INCOME:
Dividend income	$144,621
Interest income	121,625
Securities lending income (See Note 4)	1,822
Total investment income	268,068

EXPENSES:
Investment advisory fee (See Note 3)	102,822
Dividend expenses	69,712
Interest expense	29,221
Total expenses	201,755
NET INVESTMENT INCOME (LOSS)	66,313

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(248,494)
In-kind redemptions	1,148,923
Securities sold short	(877,381)
Net realized gain (loss)	23,048
Net change in unrealized appreciation (depreciation) on:
Investments	1,817,336
Securities sold short	(397,182)
Net change in unrealized appreciation (depreciation)	1,420,154
Net realized and unrealized gain (loss)	1,443,202
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,509,515

(a)	Inception date of the Fund was December 11, 2024.

The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

STATEMENT OF CHANGES IN NET ASSETS

Period ended November 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$66,313
Net realized gain (loss)	23,048
Net change in unrealized appreciation (depreciation)	1,420,154
Net increase (decrease) in net assets from operations	1,509,515

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(19,849)
Total distributions to shareholders	(19,849)

CAPITAL TRANSACTIONS:
Shares sold	31,632,732
Shares redeemed	(11,998,080)
Net increase (decrease) in net assets from capital transactions	19,634,652

NET INCREASE (DECREASE) IN NET ASSETS	21,124,318

NET ASSETS:
Beginning of the period	—
End of the period	$21,124,318

SHARES TRANSACTIONS
Shares sold	1,160,000
Shares redeemed	(440,000)
Total increase (decrease) in shares outstanding	720,000

(a)	Inception date of the Fund was December 11, 2024.
The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

STATEMENT OF CASH FLOWS
For the Period Ended November 30, 2025(a)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$1,509,515
Adjustments to reconcile net increase in net assets resulting from operations to net cash from operating activities:
Purchases to cover securities sold short	(31,142,474)
Proceeds from sales of investments	33,400,719
Purchase of short-term investments, net	(8,086)
Proceeds from securities sold short	40,506,119
Purchases of investments	(32,450,404)
Net realized (gain) loss on securities sold short	877,381
Net realized (gain) loss investments	250,959
Net realized (gain) loss in- kind redemptions	(1,148,923)
Change in unrealized (appreciation) depreciation on securities sold short	397,182
Change in unrealized (appreciation) depreciation on investments	(1,817,336)
Increase in payable for investments purchased	5,872,808
Increase in payable to adviser	12,457
Increase in interest payable	41
Increase in dividend receivable	(27)
Increase in interest receivable	(15,549)
Net cash used in operating activities	16,244,382

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash proceeds from shares sold*	(5,723,205)
Cash payment for shares redeemed	69,081
Cash distributions paid to shareholders	(19,849)
Net cash provided by financing activities	(5,673,973)
Net change in cash	$10,570,409

CASH AND RESTRICTED CASH:
Beginning balance	$—
Ending balance	$10,570,409

SUPPLEMENTAL DISCLOSURES AND NON-CASH INFORMATION:
Interest expense	$29,180
Subscriptions received in kind and purchases of investment securities in-kind	31,488,417
Redemptions paid in kind and sales of investment securities in-kind	(12,067,161)

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES
Deposits at brokers for other investments	$10,570,409
* For standard in-kind capital transactions processed on days when liabilities exceed other assets the Fund will pay cash on shares sold and receive cash on shares redeemed.

(a)	Inception date of the Fund was December 11, 2024.

The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)(e)	Ratio of dividends, interest and borrowing expenses on securities sold short to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on securities sold short(d)(e)	Ratio of net investment income (loss) to average net assets(d)(e)	Portfolio turnover rate(c)(f)
Efficient Market Portfolio Plus ETF
11/30/2025(g)	$25.26	0.17	3.98	4.15	(0.07)	(0.07)	$29.34	16.47%	$21,124	1.96%	0.96%	1.00%	0.64%	277%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Inception date of the Fund was December 11, 2024.

The accompanying notes are an integral part of these financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025

NOTE 1 – ORGANIZATION

Efficient Market Portfolio Plus ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on December 11, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seeks capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on NYSE Arca, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from December 11, 2024 to November 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. For the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

The following is a summary of the fair value classification of the Fund’s investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Investments
Exchange Traded Funds	$21,186,241	$—	$—	$21,186,241
Money Market Funds	8,086	—	—	8,086
Total Investments	$21,194,327	$—	$—	$21,194,327

Liabilities
Investments
Exchange Traded Funds	$(10,638,208)	$—	$—	$(10,638,208)
Total Investments	$(10,638,208)	$—	$—	$(10,638,208)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Short Sales. The Fund may sell a security that it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Liabilities for securities sold short are reported at market value on the Statement of Assets and Liabilities and the change in market value is reported as net change in unrealized appreciation (depreciation) on securities sold short on the Statement of Operations.

The Fund is required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments.

The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security. The expenses incurred on these transactions are shown as Dividends Expenses on the Statement of Operations.

In certain strategies, the Fund may use the cash proceeds from short sales to purchase additional long securities, thereby creating economic leverage in the portfolio. In such cases, the Fund may be considered to be borrowing against the value of its short positions. The Fund may incur additional financing costs if the Fund borrows to purchase additional long securities.

Short selling practices can amplify both gains and losses and are subject to risk management oversight and regulatory requirements under Rule 18f-4 of the Investment Company Act of 1940.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(929,425)	$929,425

J.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Fund as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.
K.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 1.00% to the Adviser monthly based on average daily net assets.

NextGen EMP, Inc. (“Sub-Adviser”) serves as an investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Fund’s Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral was invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, there were no securities of the Fund out to loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income”) would have been reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period was $1,822.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities, securities sold short and in-kind transactions, were as follows:

Purchases	Sales
$32,450,404	$33,400,766

 For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$31,488,417	$12,067,161

There were no purchases or sales of U.S. Government securities during the current fiscal period.

EFFICIENT MARKET PORTFOLIO PLUS ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the current fiscal period, were as follows:

Tax cost of Investments	$9,560,598
Gross tax unrealized appreciation	1,962,004
Gross tax unrealized depreciation	(966,483)
Net tax unrealized appreciation (depreciation)	$995,521
Undistributed ordinary income	69,227
Undistributed long-term gain	—
Total distributable earnings	69,227
Other accumulated gain (loss)	(504,507)
Total accumulated gain (loss)	$560,241

The difference between book and tax-basis cost is attributable to wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital or late-year losses.

At the end of the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(504,507)	N/A

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period were as follows:

Ordinary Income(a)
$19,849

(a) Inception date of the fund is December 11, 2024.
NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Efficient Market Portfolio Plus ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Efficient Market Portfolio Plus ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2025, the related statement of operations, the statement of changes in net assets and the financial highlights for the period December 11, 2024 (commencement of operations) to November 30, 2025 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian and brokers. When replies from brokers were not received, we performed alternative audit procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2026

EFFICIENT MARKET PORTFOLIO PLUS ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 57.29%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 26.54%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts
Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	April 9, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	April 9, 2026